RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Deposits, classified as cash and cash equivalents	$ 1,181,000,000		$ 1,181,000,000		$ 244,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0		0
Deposits, classified as cash and cash equivalents	1,181,000,000		1,181,000,000		$ 244,000,000
Interest income on deposits	1,000,000	$ 4,000,000	4,000,000	$ 7,000,000
Base management fee expense	12,000,000	13,000,000	24,000,000	26,000,000
Dividends recognised as distributions to owners	$ 0	$ 41,000,000	$ 0	$ 184,000,000